Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,010,220.93

Principal:
Principal Collections	$14,829,316.95
Prepayments in Full	$6,385,200.58
Liquidation Proceeds	$213,028.97
Recoveries	$76,453.87
Sub Total	$21,504,000.37
Collections	$22,514,221.30

Purchase Amounts:
Purchase Amounts Related to Principal	$400,848.08
Purchase Amounts Related to Interest	$2,137.37
Sub Total	$402,985.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,917,206.75

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,917,206.75
Servicing Fee	$313,226.55	$313,226.55	$0.00	$0.00	$22,603,980.20
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,603,980.20
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,603,980.20
Interest - Class A-3 Notes	$123,450.38	$123,450.38	$0.00	$0.00	$22,480,529.82
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$22,343,366.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,343,366.82
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$22,265,633.90
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,265,633.90
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$22,208,807.90
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,208,807.90
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$22,136,459.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,136,459.98
Regular Principal Payment	$20,785,687.01	$20,785,687.01	$0.00	$0.00	$1,350,772.97
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,350,772.97
Residual Released to Depositor	$0.00	$1,350,772.97	$0.00	$0.00	$0.00
Total		$22,917,206.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,785,687.01
Total					$20,785,687.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,785,687.01	$41.21	$123,450.38	$0.24	$20,909,137.39	$41.45
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$20,785,687.01	$12.91	$467,520.22	$0.29	$21,253,207.23	$13.20

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$139,755,144.75	0.2770721	$118,969,457.74	0.2358633
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$355,755,144.75	0.2209797	$334,969,457.74	0.2080685

Pool Information
Weighted Average APR	3.296%	3.293%
Weighted Average Remaining Term	29.28	28.49
Number of Receivables Outstanding	32,189	31,150
Pool Balance	$375,871,855.47	$353,722,221.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$355,755,144.75	$334,969,457.74
Pool Factor	0.2245935	0.2113585

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$18,752,763.99
Targeted Overcollateralization Amount	$18,752,763.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$18,752,763.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		105	$321,239.16
(Recoveries)		128	$76,453.87
Net Loss for Current Collection Period			$244,785.29
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7815%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5604%
Second Prior Collection Period			0.5487%
Prior Collection Period			0.7388%
Current Collection Period			0.8052%
Four Month Average (Current and Prior Three Collection Periods)			0.6633%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,793	$12,012,618.59
(Cumulative Recoveries)			$1,479,750.96
Cumulative Net Loss for All Collection Periods			$10,532,867.63
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6294%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,506.28
Average Net Loss for Receivables that have experienced a Realized Loss			$2,197.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.87%	455	$6,622,241.91
61-90 Days Delinquent	0.22%	44	$789,782.36
91-120 Days Delinquent	0.04%	8	$127,283.05
Over 120 Days Delinquent	0.22%	49	$788,250.19
Total Delinquent Receivables	2.35%	556	$8,327,557.51

Repossession Inventory:
Repossessed in the Current Collection Period		23	$405,959.57
Total Repossessed Inventory		35	$674,694.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3391%
Prior Collection Period			0.3417%
Current Collection Period			0.3242%
Three Month Average			0.3350%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer